Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net (loss) income (including non-controlling interests)	$ (1,645)	$ 45
Derivative financial instruments:
(Loss) gain arising during the period	(26)	249
Reclassification adjustments for gain included in the condensed consolidated statements of operations	(354)	(214)
Other comprehensive income, before tax, change in value of derivative financial instruments	(380)	35
Exchange differences arising on translation of foreign operations:
(Loss) gain arising during the period	(2,420)	396
Reclassification adjustments for gain included in the condensed consolidated statements of operations	0	(72)
Other comprehensive income, before tax, exchange differences on translation	(2,420)	324
Share of other comprehensive (loss) income related to associates and joint ventures:
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	(393)	(16)
Reclassification adjustments for loss included in the condensed consolidated statements of operations	0	0
Loss arising during the period	(393)	(16)
Income tax benefit (expense) related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	354	(44)
Investments in equity instruments at FVOCI:
(Loss) gain arising during the period	(98)	17
Share of other comprehensive (loss) income related to associates and joint ventures	(3)	1
Other comprehensive income that will not be reclassified to profit or loss, before tax	(101)	18
Total other comprehensive (loss) income	(2,940)	317
Total other comprehensive (loss) income attributable to:
Equity holders of the parent	(2,857)	284
Non-controlling interests	(83)	33
Total comprehensive income (loss)	(4,585)	362
Total comprehensive (loss) income attributable to:
Equity holders of the parent	(4,536)	251
Non-controlling interests	$ (49)	$ 111